UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Keel Capital Management, LLC
Address: 2 Stamford Landing, Suite 220
         68 Southfield Ave.
         Stamford, CT  06902

13F File Number:  28-11904

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       JoAnn V. Robinson
Title:     Chief Compliance Officer
Phone:     203 388-2905

Signature, Place, and Date of Signing:

       /s/   JoAnn V. Robinson     Stamford, CT     November 10, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $104,690 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD                        SPONSORED ADR    000375204     6190   469660 SH       SOLE                   469660        0        0
ACTIVISION INC NEW             COM NEW          004930202     2547   168661 SH       SOLE                   168661        0        0
ADOBE SYS INC                  COM              00724F101     4447   118715 SH       SOLE                   118715        0        0
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105     5843   148410 SH       SOLE                   148410        0        0
AMERICAN TOWER CORP            CL A             029912201     6545   179310 SH       SOLE                   179310        0        0
APPLE COMPUTER INC             COM              037833100     1155    15000 SH       SOLE                    15000        0        0
APPLE COMPUTER INC             COM              037833100      225   125000 SH  CALL SOLE                        0        0        0
APPLE COMPUTER INC             COM              037833100      288   100000 SH  PUT  SOLE                        0        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102     2042    53920 SH       SOLE                    53920        0        0
BRIGHTPOINT INC                COM NEW          109473405     4109   288990 SH       SOLE                   288990        0        0
BUSINESS OBJECTS S A           SPONSORED ADR    12328X107     1875    55000 SH       SOLE                    55000        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     3254   143270 SH       SOLE                   143270        0        0
DOLBY LABORATORIES INC         COM              25659T107     1648    83010 SH       SOLE                    83010        0        0
ECHOSTAR COMMUNICATIONS NEW    CL A             278762109     4911   150000 SH       SOLE                   150000        0        0
ELECTRONIC ARTS INC            COM              285512109     3161    56600 SH       SOLE                    56600        0        0
EQUINIX INC                    COM NEW          29444U502     3757    62520 SH       SOLE                    62520        0        0
GARMIN LTD                     ORD              G37260109     1925    39462 SH       SOLE                    39462        0        0
GARMIN LTD                     ORD              G37260109       60    50000 SH  PUT  SOLE                        0        0        0
HONEYWELL INTL INC             COM              438516106     3272    80000 SH       SOLE                    80000        0        0
INFRASOURCE SVCS INC           COM              45684P102     1127    64190 SH       SOLE                    64190        0        0
JACOBS ENGR GROUP INC DEL      COM              469814107     2242    30000 SH       SOLE                    30000        0        0
LOGITECH INTERNATIONAL S A     SPONSORED ADR    541419107     2967   136360 SH       SOLE                   136360        0        0
NAPSTER INC                    COM              630797108      892   208797 SH       SOLE                   208797        0        0
NEWS CORP                      CL A             65248E104     5228   266050 SH       SOLE                   266050        0        0
NII HLDGS INC                  CL B NEW         62913F201     6506   104673 SH       SOLE                   104673        0        0
PIKE ELEC CORP                 COM              721283109      278    18670 SH       SOLE                    18670        0        0
QUALCOMM INC                   COM              747525103     2726    75000 SH       SOLE                    75000        0        0
REGAL ENTMT GROUP              CL A             758766109     4662   235220 SH       SOLE                   235220        0        0
RF MICRODEVICES INC            COM              749941100     2344   309280 SH       SOLE                   309280        0        0
SBA COMMUNICATIONS CORP        COM              78388J106     6726   276457 SH       SOLE                   276457        0        0
SCHLUMBERGER LTD               COM              806857108      230    50000 SH  CALL SOLE                        0        0        0
SCIENTIFIC GAMES CORP          CL A             80874P109     3752   117990 SH       SOLE                   117990        0        0
SHAW GROUP INC                 COM              820280105     2835   119920 SH       SOLE                   119920        0        0
SILICON IMAGE INC              COM              82705T102      636    50000 SH       SOLE                    50000        0        0
TRANSOCEAN INC                 ORD              G90078109     2770    37830 SH       SOLE                    37830        0        0
VERISIGN INC                   COM              92343E102     1515    75000 SH       SOLE                    75000        0        0